NET REVENUE	9 Months Ended
Sep. 30, 2022
NET REVENUE
NET REVENUE

11.         NET REVENUE

The following table presents the disaggregation of revenue for the nine months ended September 30, 2021 and 2022:

		Nine months ended September 30,
		2021	2022
		RMB	RMB
Credit driven services		7,476,006	8,809,503
Loan facilitation and servicing fees-capital heavy		1,846,102	1,724,628
Revenue from loan facilitation services	At a point in time	1,105,164	1,235,784
Revenue from post-facilitation services	Over time	740,938	488,844
Financing income	Over time	1,468,075	2,485,871
Revenue from releasing of guarantee liabilities	Over time	4,088,453	4,522,107
Other services fees	At a point in time	73,376	76,897
Platform services		4,737,574	3,837,872
Loan facilitation and servicing fees-capital light		4,192,673	3,169,165
Revenue from loan facilitation services	At a point in time	3,432,784	2,003,965
Revenue from post-facilitation services	Over time	759,889	1,165,200
Referral services fees	At a point in time	442,889	468,031
Other services fees	At a point in time/ Over time	102,012	200,676
Total net revenue		12,213,580	12,647,375

Total revenue recognized at a point of time is RMB5,114 million and RMB3,930 million for the nine months ended September 30, 2021 and 2022. Total revenue recognized over time is RMB7,099 million and RMB8,717 for the nine months ended September 30, 2021 and 2022.